Events After the Reporting Period (Details) $ / shares in Units, $ in Millions					1 Months Ended	12 Months Ended
	Feb. 29, 2024 USD ($) $ / shares shares	Jan. 25, 2024 USD ($) $ / shares shares	Dec. 18, 2023 USD ($) shares	Feb. 17, 2022 kr / shares shares	Feb. 29, 2024 $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Feb. 29, 2024 kr / shares	Jan. 25, 2024 kr / shares shares	Dec. 31, 2023 kr / shares shares	Dec. 18, 2023 kr / shares	Dec. 31, 2022 kr / shares shares	Aug. 31, 2022 kr / shares	Dec. 31, 2021 shares	Jan. 04, 2021 kr / shares	Dec. 31, 2020 shares
Events After the Reporting Period
Number of warrants to be granted				351,036
IFRS Class Of Warrant Or Right Exercise Price Of Warrants Or Rights1 | kr / shares				kr 1
2023 SPA Investor Warrants
Events After the Reporting Period
Shares sold (in shares)			9,726,898
IFRS warrants and rights outstanding, term			3 years
Gross proceeds from exercise of warrants | $			$ 6.8
Ordinary shares par value | kr / shares										kr 1
Ordinary Shares [Member]
Events After the Reporting Period
Number of shares issued									37,897,780		24,139,413		23,203,808		16,198,668
Ordinary shares par value | kr / shares									kr 1		kr 1	kr 1		kr 1
Ordinary Shares [Member] | 2023 SPA Investor Warrants
Events After the Reporting Period
Number of warrants to be granted						9,726,898
Gross proceeds from exercise of warrants | $						$ 2.6
Exercise Price Per Warrant | $ / shares						$ 0.71
February 2024 Offering
Events After the Reporting Period
Shares sold (in shares)	29,925,000
IFRS warrants and rights outstanding, term	5 years
Gross proceeds from exercise of warrants | $	$ 12.7
IFRS Class Of Warrant Or Right Exercise Price Of Warrants Or Rights1 | $ / shares	$ 4.00				$ 4.00
February 2024 Offering | 2023 SPA Investor Warrants
Events After the Reporting Period
IFRS warrants and rights outstanding, term					5 years
February 2024 Offering | Prefunded warrants
Events After the Reporting Period
Number of warrants to be granted	2,992,500
IFRS Class Of Warrant Or Right Exercise Price Of Warrants Or Rights1 | $ / shares	$ 4.00				$ 4.00
February 2024 Offering | ADS
Events After the Reporting Period
Number of warrants to be granted					757,500
Number Of ADS Offered					757,500
February 2024 Offering | ADS | 2023 SPA Investor Warrants
Events After the Reporting Period
Share purchase price | $ / shares					$ 4.00
Exercise Price Per Warrant | $ / shares					$ 4.00
February 2024 Offering | Ordinary Shares [Member]
Events After the Reporting Period
Shares sold (in shares)					7,575,000
Number of warrants to be granted					7,575,000
Ordinary shares par value | kr / shares							kr 1
Jones Trading Share Issuance | Ordinary Shares [Member]
Events After the Reporting Period
Number of shares issued		2,633,550						2,633,550
Proceeds from issue of shares | $		$ 2.5
Aggregate share capital		2,633,550						2,633,550
Ordinary shares par value | (per share)		$ 97.56						kr 1